Loss Per Share (EPS)	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Loss Per Share (EPS)
LOSS PER SHARE (EPS)
Basic EPS is calculated in accordance with ASC 260, Earnings per Share, by dividing net income or loss attributable to common stockholders by the weighted average common stock outstanding. Diluted EPS is calculated in accordance with ASC 260 by adjusting weighted average common shares outstanding for the dilutive effect of common stock options, warrants and convertible preferred stock. In periods where a net loss is recorded, no effect is given to potentially dilutive securities, since the effect would be anti-dilutive. Common stock equivalent securities that would potentially dilute basic EPS in the future, but were not included in the computation of diluted EPS because to do so would have been anti-dilutive, were as follows:

	Three Months Ended March 31,
	2015	2014
Series A convertible preferred stock	9,022,556	15,037,593
Series B convertible preferred stock	8,416,251	—
Series A convertible preferred stock warrants	4,511,279	4,511,279
Common stock warrants	362,970	77,954
Stock options	9,180,668	7,408,977
Total	31,493,724	27,035,803